Capitalization	3 Months Ended
Mar. 31, 2022
Capitalization [Abstract]
Capitalization
10.	Capitalization

Convertible Preferred Stock

The following table summarizes Legacy Forge’s convertible preferred stock as of December 31, 2021 (in thousands, except for share data):

	As of December 31, 2021
		Number	Number	Carrying	Aggregate
	Original	of Shares	of Shares	Value Net of	Liquidation
Series Name	Issuance Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$0.9867	3,482,030	3,482,030	$3,435	$3,435
Series B	$3.4132	20,660,715	20,660,715	70,045	70,519
Series B-1	$3.9760	49,809,148	42,133,496	150,553	167,523
Series B-2	$3.9760	2,515,083	412,623	1,640	1,640
Junior	$3.9760	10,348,216	7,225,285	20,383	28,728
Total		86,815,192	73,914,149	$246,056	$271,845

Immediately prior to the effective time of the Merger, all series of convertible preferred stock of Legacy Forge were converted into shares of Class AA common stock of Legacy Forge on a one-for-one basis and then converted into the Company’s common stock at the Exchange Ratio. As of March 31, 2022, no shares of convertible preferred stock were outstanding.

Common Stock

Prior to the Merger, Legacy Forge had authorized four classes of common stock: Class AA common stock, Class AA-1 common stock, Class EE-1 common stock and Class EE-2 common stock. Holders of such common stock were entitled to receive any dividends if and when such dividends are declared by the board of directors. Common stock was subordinated to the convertible preferred stock with respect to dividend rights and rights upon certain deemed liquidation events. Common stock was not redeemable at the option of the holder or by Legacy Forge. As of December 31, 2021, Legacy Forge was authorized to issue up to 257,968,554 shares of its capital stock, of which 171,153,360 shares were designated as common stock.

The holders of the Class EE-1 common stock and Class AA common stock were entitled to one vote for each share and the holders of Class EE-2 common stock were entitled to (a) with respect to votes of one or more classes of common stock only, twenty votes for each share of Class EE-2 common stock and (b) with respect to Class EE-2 common stock voting together with any shares of preferred stock, one vote for each share of Class EE-2 common stock. Holders of common stock, voting together as a separate class, were entitled to appoint four members of the board of directors, who were deemed common directors. As of December 31, 2021, two members of the board of directors were elected by holders of common stock.

Each share of Class AA common stock was convertible to one share of Class EE-1 common stock, up to a cumulative maximum of 1,873,758 shares of Class AA common stock, and each share of Class EE-1 common stock was convertible to one share of preferred stock upon authorization by the board of directors. In addition, each share of Class EE-1 or Class EE-2 was convertible, upon a disposition, to one share of Class AA common stock at the election of the holder.

In April 2021, Legacy Forge amended and restated its certificate of incorporation to, (i) increase the number of authorized shares of all classes of stock (including preferred stock) to 257,968,554 and (ii) reclassify each share of Class EE-1 common stock and Class EE-2 common stock to one share of Class AA common stock.

Merger Transaction

On the Closing Date and in accordance with the terms and subject to the conditions of the Merger Agreement, each share of Legacy Forge Class AA common stock, par value $0.00001 per share, was canceled and converted into the right to receive the applicable portion of the merger consideration comprised of the Company’s common stock, par value $0.0001 per share, based on the Exchange Ratio as determined in the Merger Agreement (the “Exchange Ratio”).

On March 21, 2022, in connection with the Merger, the Company amended and restated its certificate of incorporation to authorize 2,100,000,000 shares of capital stock, consisting of (i) 2,000,000,000 shares of common stock, par value $0.0001 per share and (ii) 100,000,000 shares of preferred stock. The holders of common stock have exclusive voting power. Each share of common stock is entitled to one vote per share. The Company’s board of directors has the authority to issue shares of preferred stock in one or more series and to determine the preferences, privileges, and restrictions, including voting rights, of those shares. Upon the consummation of the Business Combination, the Company’s common stock and warrants began trading on the NYSE under the symbol “FRGE” and “FRGE WS”, respectively.

As of March 31, 2022, the Company had authorized 2,000,000,000 and 100,000,000 shares of common stock and preferred stock respectively, and the Company had 169,223,826 shares of common stock and no shares of preferred stock issued and outstanding.

Settlement of Nonrecourse Related-Party Promissory Notes

In connection with the Merger, the Company entered into a loan offset agreement with certain executives (the “Loan Offset Agreement”) as a result of outstanding promissory notes that were due from these executives as of the Closing Date. As a result of the Loan Offset Agreement, the Company agreed to offset the after-tax value of the transaction bonus that the executives received in connection with the Merger (see Note 3) against the entire outstanding balance of the nonrecourse promissory notes, including any unpaid interest, as of one day immediately prior to the closing of the Merger. The total amount of outstanding promissory notes that were offset against the transaction bonus was $5,517, which included $1,310 related to unvested shares included in the accrued expenses and other current liabilities in the condensed consolidated balance sheets. The related bonus expense was recorded as compensation and benefits in the condensed consolidated statement of operations and comprehensive (loss) income for the three months ended March 31, 2022.